Commitments and Contingencies (Details) - Schedule of future milestone payments are shown in the table below, converted to dollars from euros	3 Months Ended
Mar. 31, 2022 USD ($)
Last patient last visit [Member]
Commitments and Contingencies (Details) - Schedule of future milestone payments are shown in the table below, converted to dollars from euros [Line Items]
Milestone Event	Last patient last visit
Percent Milestone Fees	5.00%
Amount	$ 149,465
Database Lock [Member]
Commitments and Contingencies (Details) - Schedule of future milestone payments are shown in the table below, converted to dollars from euros [Line Items]
Milestone Event	Database Lock
Percent Milestone Fees	5.00%
Amount	$ 149,465
eTMF Transfer [Member]
Commitments and Contingencies (Details) - Schedule of future milestone payments are shown in the table below, converted to dollars from euros [Line Items]
Milestone Event	eTMF Transfer
Percent Milestone Fees	5.00%
Amount	$ 149,465